Document And Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	Medalist Diversified REIT, Inc.
Entity Central Index Key	0001654595
Entity Filer Category	Non-accelerated Filer
Document Type	S-11/A
Document Period End Date	Sep. 30, 2019
Amendment Flag	true
Amendment Description	AMENDMENT NO.1
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false